Cover	Dec. 11, 2023
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Dec. 11, 2023
Entity File Number	1-36758
Entity Registrant Name	JRSIS HEALTH CARE CORPORATION
Entity Central Index Key	0001597892
Entity Tax Identification Number	46-4562047
Entity Incorporation, State or Country Code	FL
Entity Address, Address Line One	3/F Building A, Derun Yuan
Entity Address, Address Line Two	No. 19 Changyi Road
Entity Address, Address Line Three	Wuguishan
Entity Address, City or Town	Zhongshan City
Entity Address, Country	CN
Entity Address, Postal Zip Code	528458
City Area Code	86-0760
Local Phone Number	88963658
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false